Capital Stock - Summary of Warrants Outstanding (Details) (10K) (Parenthetical)						3 Months Ended		12 Months Ended
	May 18, 2016 $ / shares shares	Sep. 10, 2015 CAD	Oct. 22, 2014 CAD shares	Sep. 03, 2014 USD ($) shares	Sep. 03, 2014 CAD shares	Jun. 30, 2016 CAD shares	Jun. 30, 2015 CAD	Mar. 31, 2016 CAD shares	Mar. 31, 2015 CAD shares	Jun. 30, 2016 $ / shares	Jun. 30, 2016 CAD / shares	May 18, 2016 CAD / shares	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CAD / shares	Feb. 25, 2016 $ / shares	Feb. 25, 2016 CAD / shares	Jan. 04, 2016 $ / shares	Jan. 04, 2016 CAD / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CAD / shares	Dec. 22, 2015 $ / shares	Dec. 22, 2015 CAD / shares	Dec. 18, 2015 $ / shares	Dec. 18, 2015 CAD / shares	Nov. 05, 2015 $ / shares	Nov. 05, 2015 CAD / shares	Jun. 25, 2015 $ / shares	Jun. 25, 2015 CAD / shares	Mar. 31, 2015 $ / shares	Mar. 31, 2015 CAD / shares	Nov. 22, 2014 $ / shares	Nov. 22, 2014 CAD / shares	Oct. 22, 2014 $ / shares	Oct. 22, 2014 CAD / shares
Warrant exercised per share | CAD / shares														CAD 0.052																				CAD 1.94
Fair value of warrrants at grant						CAD 21,783
Issued to consulting services, value		CAD 67,195
USD [Member]
Warrant exercised per share | $ / shares													$ 0.04																				$ 1.50
April 1, 2017 [Member]
Warrant exercised per share | CAD / shares											CAD 0.052
April 1, 2017 [Member] | USD [Member]
Warrant exercised per share | $ / shares										$ 0.04
Warrants [Member]
Number of common sharse purchase warrants exercised druing period | shares	44,500
Warrant exercised per share | CAD / shares												CAD 0.052				CAD 0.056		CAD 0.056		CAD 0.055		CAD 0.056		CAD 0.054		CAD 0.052		CAD .048				CAD 0.046
Fair value of warrrants at grant						CAD 21,783
Dividend yield						0.00%		0.00%	0.00%
Expected volatility						218.00%		150.00%	118.00%
Risk-free interest rate						0.54%		0.54%	0.52%
Expected term						8 months 27 days		11 months 27 days	2 years
Unvested portion vesting pro-rata raised in offering value					CAD 322,925
Warrants [Member] | USD [Member]
Warrant exercised per share | $ / shares	$ 0.04														$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04				$ 0.04
Unvested portion vesting pro-rata raised in offering value | $				$ 250,000
Warrants [Member] | June 6, 2016 [Member]
Number of common sharse purchase warrants exercised druing period | shares									300,383
Fair value of warrrants at grant									CAD 170,908
Dividend yield									0.00%
Expected volatility									173.00%
Risk-free interest rate									1.06%
Expected term									2 years
Warrants [Member] | June 6, 2016 [Member] | First Year [Member]
Warrant exercised per share | CAD / shares																														CAD 1.68
Warrants [Member] | June 6, 2016 [Member] | custom:SecondYearMember
Warrant exercised per share | CAD / shares																														2.24
Warrants [Member] | June 6, 2017 [Member]
Number of common sharse purchase warrants exercised druing period | shares									8,850
Warrant exercised per share | CAD / shares																														2.58
Fair value of warrrants at grant									CAD 6,213
Dividend yield									0.00%
Expected volatility									124.00%
Risk-free interest rate									1.02%
Expected term									2 years
Warrants [Member] | June 6, 2017 [Member] | USD [Member]
Warrant exercised per share | $ / shares																													$ 2.00
Warrants [Member] | April 1, 2017 [Member]
Number of common sharse purchase warrants exercised druing period | shares									27,500
Warrant exercised per share | CAD / shares																														CAD 1.12
Fair value of warrrants at grant									CAD 19,290
Dividend yield									0.00%
Expected volatility									1.14%
Risk-free interest rate									182.00%
Expected term									2 years 10 months 6 days
Issued to consulting services, value									CAD 19,290
Warrants [Member] | April 1, 2017 [Member] | Officer [Member]
Number of common sharse purchase warrants exercised druing period | shares									22,500
Warrants [Member] | October 22, 2016 [Member]
Number of common sharse purchase warrants exercised druing period | shares			3,350
Warrant exercised per share | CAD / shares																																		CAD (1.94)
Fair value of warrrants at grant			CAD 2,060
Dividend yield			0.00%
Expected volatility			123.00%
Risk-free interest rate			0.99%
Expected term			2 years
Warrants [Member] | October 22, 2016 [Member] | USD [Member]
Warrant exercised per share | $ / shares																																	$ 1.50
Warrants [Member] | November 30, 2016 [Member]
Number of common sharse purchase warrants exercised druing period | shares				300,000	300,000	625,000		625,000
Warrant exercised per share | (per share)											CAD 0.052		0.052
Fair value of warrrants at grant						CAD 500,000		CAD 500,000
Dividend yield						0.00%		0.00%
Expected volatility						159.00%		159.00%
Risk-free interest rate						1.25%		1.25%
Expected term						3 years		3 years
Unvested portion vesting pro-rata raised in offering value					CAD 322,925
Fully vesting upon raised offering value					CAD 1,937,550
Warrants [Member] | November 30, 2016 [Member] | USD [Member]
Warrant exercised per share | $ / shares										$ 0.04			$ 0.04
Unvested portion vesting pro-rata raised in offering value | $				$ 250,000
Fully vesting upon raised offering value | $				$ 1,500,000